Risk Management_Credit exposure of loans and receivables by customer and loan classification (Details)		Dec. 31, 2018 KRW (₩)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 KRW (₩)
Disclosure of credit risk exposure [Line Items]
Total net	[1]	₩ 0	$ 0	₩ 267,106,204,000,000
Total
Disclosure of credit risk exposure [Line Items]
Total net				268,936,446,000,000
Loss allowance
Disclosure of credit risk exposure [Line Items]
Total net				1,830,242,000,000
Loans and receivables neither overdue nor impaired | Total
Disclosure of credit risk exposure [Line Items]
Total net				265,692,069,000,000
Loans and receivables overdue but not impaired | Total
Disclosure of credit risk exposure [Line Items]
Total net				1,007,097,000,000
Impaired loans and receivables | Total
Disclosure of credit risk exposure [Line Items]
Total net				2,237,280,000,000
Korean treasury and government agencies
Disclosure of credit risk exposure [Line Items]
Total net				8,823,584,000,000
Korean treasury and government agencies | Total
Disclosure of credit risk exposure [Line Items]
Total net				8,825,775,000,000
Korean treasury and government agencies | Loss allowance
Disclosure of credit risk exposure [Line Items]
Total net				2,191,000,000
Korean treasury and government agencies | Loans and receivables neither overdue nor impaired | Total
Disclosure of credit risk exposure [Line Items]
Total net				8,825,767,000,000
Korean treasury and government agencies | Loans and receivables overdue but not impaired | Total
Disclosure of credit risk exposure [Line Items]
Total net				8,000,000
Korean treasury and government agencies | Impaired loans and receivables | Total
Disclosure of credit risk exposure [Line Items]
Total net				0
Banks
Disclosure of credit risk exposure [Line Items]
Total net				26,845,309,000,000
Banks | Total
Disclosure of credit risk exposure [Line Items]
Total net				26,861,286,000,000
Banks | Loss allowance
Disclosure of credit risk exposure [Line Items]
Total net				15,977,000,000
Banks | Loans and receivables neither overdue nor impaired | Total
Disclosure of credit risk exposure [Line Items]
Total net				26,861,286,000,000
Banks | Loans and receivables overdue but not impaired | Total
Disclosure of credit risk exposure [Line Items]
Total net				0
Banks | Impaired loans and receivables | Total
Disclosure of credit risk exposure [Line Items]
Total net				0
Corporates
Disclosure of credit risk exposure [Line Items]
Total net				90,570,551,000,000
Corporates | Total
Disclosure of credit risk exposure [Line Items]
Total net				91,947,571,000,000
Corporates | Loss allowance
Disclosure of credit risk exposure [Line Items]
Total net				1,377,020,000,000
Corporates | Loans and receivables neither overdue nor impaired | Total
Disclosure of credit risk exposure [Line Items]
Total net				90,118,609,000,000
Corporates | Loans and receivables overdue but not impaired | Total
Disclosure of credit risk exposure [Line Items]
Total net				128,683,000,000
Corporates | Impaired loans and receivables | Total
Disclosure of credit risk exposure [Line Items]
Total net				1,700,279,000,000
General business
Disclosure of credit risk exposure [Line Items]
Total net				50,852,126,000,000
General business | Total
Disclosure of credit risk exposure [Line Items]
Total net				51,930,859,000,000
General business | Loss allowance
Disclosure of credit risk exposure [Line Items]
Total net				1,078,733,000,000
General business | Loans and receivables neither overdue nor impaired | Total
Disclosure of credit risk exposure [Line Items]
Total net				50,463,112,000,000
General business | Loans and receivables overdue but not impaired | Total
Disclosure of credit risk exposure [Line Items]
Total net				65,616,000,000
General business | Impaired loans and receivables | Total
Disclosure of credit risk exposure [Line Items]
Total net				1,402,131,000,000
Small and medium sized enterprise
Disclosure of credit risk exposure [Line Items]
Total net				34,154,883,000,000
Small and medium sized enterprise | Total
Disclosure of credit risk exposure [Line Items]
Total net				34,422,045,000,000
Small and medium sized enterprise | Loss allowance
Disclosure of credit risk exposure [Line Items]
Total net				267,162,000,000
Small and medium sized enterprise | Loans and receivables neither overdue nor impaired | Total
Disclosure of credit risk exposure [Line Items]
Total net				34,107,547,000,000
Small and medium sized enterprise | Loans and receivables overdue but not impaired | Total
Disclosure of credit risk exposure [Line Items]
Total net				63,067,000,000
Small and medium sized enterprise | Impaired loans and receivables | Total
Disclosure of credit risk exposure [Line Items]
Total net				251,431,000,000
Project financing and others
Disclosure of credit risk exposure [Line Items]
Total net				5,563,542,000,000
Project financing and others | Total
Disclosure of credit risk exposure [Line Items]
Total net				5,594,667,000,000
Project financing and others | Loss allowance
Disclosure of credit risk exposure [Line Items]
Total net				31,125,000,000
Project financing and others | Loans and receivables neither overdue nor impaired | Total
Disclosure of credit risk exposure [Line Items]
Total net				5,547,950,000,000
Project financing and others | Loans and receivables overdue but not impaired | Total
Disclosure of credit risk exposure [Line Items]
Total net				0
Project financing and others | Impaired loans and receivables | Total
Disclosure of credit risk exposure [Line Items]
Total net				46,717,000,000
Consumers
Disclosure of credit risk exposure [Line Items]
Total net				140,866,760,000,000
Consumers | Total
Disclosure of credit risk exposure [Line Items]
Total net				141,301,814,000,000
Consumers | Loss allowance
Disclosure of credit risk exposure [Line Items]
Total net				435,054,000,000
Consumers | Loans and receivables neither overdue nor impaired | Total
Disclosure of credit risk exposure [Line Items]
Total net				139,886,407,000,000
Consumers | Loans and receivables overdue but not impaired | Total
Disclosure of credit risk exposure [Line Items]
Total net				878,406,000,000
Consumers | Impaired loans and receivables | Total
Disclosure of credit risk exposure [Line Items]
Total net				₩ 537,001,000,000

[1]	The consolidated statements of financial position as of December 31, 2018 were prepared in accordance with IFRS 9; however, the comparative consolidated statements of financial position as of December 31, 2017 were not retrospectively restated in accordance with IFRS 9.